UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings  as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	U.S. Government Securities	130,526,240	131,714,595
—%	Other Investment Company	66,089	66,089

98.7%	Total Investments	130,592,329	131,780,684
1.3%	Other Assets and Liabilities, Net		1,677,437

100.0%	Net Assets		133,458,121

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 98.7% of net assets

U.S. Treasury Obligations 98.7%

U.S. Treasury Inflation Protected Securities
2.00%, 04/15/12	3,286,758	3,438,770
3.00%, 07/15/12	5,349,169	5,734,470
0.63%, 04/15/13	3,155,420	3,308,269
1.88%, 07/15/13	5,065,209	5,485,470
2.00%, 01/15/14	5,205,196	5,679,337
1.25%, 04/15/14	3,381,387	3,619,673
2.00%, 07/15/14	4,677,179	5,141,248
1.63%, 01/15/15	4,557,225	4,948,144
0.50%, 04/15/15	4,622,967	4,803,541
1.88%, 07/15/15	4,076,390	4,484,029
2.00%, 01/15/16	3,980,478	4,400,299
2.50%, 07/15/16	4,011,240	4,555,285
2.38%, 01/15/17	3,534,340	3,988,820
2.63%, 07/15/17	3,079,887	3,536,111
1.63%, 01/15/18	3,156,259	3,410,716
1.38%, 07/15/18	3,092,902	3,292,982
2.13%, 01/15/19	2,893,123	3,228,985
1.88%, 07/15/19	3,271,083	3,589,490
1.38%, 01/15/20	3,971,085	4,169,639
1.25%, 07/15/20	6,273,924	6,486,673
1.13%, 01/15/21	5,103,639	5,184,991
2.38%, 01/15/25	5,770,520	6,480,121
2.00%, 01/15/26	4,038,166	4,308,239
2.38%, 01/15/27	3,278,847	3,651,291
1.75%, 01/15/28	3,183,590	3,247,262
3.63%, 04/15/28	4,035,111	5,202,146
2.50%, 01/15/29	3,079,776	3,492,651
3.88%, 04/15/29	4,614,247	6,175,154
3.38%, 04/15/32	1,257,862	1,621,661
2.13%, 02/15/40	2,807,620	2,973,887
2.13%, 02/15/41	1,960,660	2,075,241

Total U.S. Government Securities
(Cost $130,526,240)		131,714,595

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	66,089	66,089

Total Other Investment Company
(Cost $66,089)		66,089

End of Investments

At 3/31/11, the tax basis cost of the fund’s investments was $130,592,329 and the unrealized appreciation and depreciation were $1,213,977 and ($25,622), respectively, with a net unrealized appreciation of $1,188,355.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$131,714,595	$—	$131,714,595
Other Investment Company(a)	66,089	—	—	66,089

Total	$66,089	$131,714,595	$—	$131,780,684

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59499MAR11 - 00

2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings  as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	79,558,390	79,435,999
0.2%	Other Investment Company	183,510	183,510

99.6%	Total Investments	79,741,900	79,619,509
0.4%	Other Assets and Liabilities, Net		298,725

100.0%	Net Assets		79,918,234

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Notes
1.38%, 04/15/12	240,000	242,569
1.00%, 04/30/12	2,400,000	2,416,584
4.50%, 04/30/12	1,952,000	2,039,383
1.38%, 05/15/12	1,920,000	1,941,375
0.75%, 05/31/12	2,160,000	2,169,115
4.75%, 05/31/12	2,048,000	2,151,520
4.88%, 06/30/12	1,360,000	1,435,224
1.50%, 07/15/12	2,208,000	2,238,188
0.63%, 07/31/12	1,440,000	1,443,269
1.75%, 08/15/12	2,640,000	2,685,788
4.38%, 08/15/12	1,920,000	2,022,449
1.38%, 09/15/12	1,840,000	1,862,498
4.25%, 09/30/12	1,120,000	1,181,687
1.38%, 10/15/12	2,400,000	2,429,439
0.38%, 10/31/12	960,000	956,813
1.38%, 11/15/12	2,240,000	2,267,476
0.50%, 11/30/12	1,200,000	1,197,469
1.13%, 12/15/12	2,400,000	2,418,938
0.63%, 12/31/12	1,200,000	1,198,969
1.38%, 01/15/13	2,400,000	2,428,407
0.63%, 01/31/13	1,280,000	1,277,700
2.88%, 01/31/13	1,008,000	1,048,438
1.38%, 02/15/13	2,400,000	2,428,407
3.88%, 02/15/13	1,280,000	1,356,000
1.38%, 03/15/13	2,640,000	2,670,624
1.75%, 04/15/13	3,120,000	3,178,999
1.38%, 05/15/13	2,768,000	2,798,282
3.63%, 05/15/13	1,760,000	1,862,988
1.13%, 06/15/13	3,600,000	3,617,712
1.00%, 07/15/13	2,400,000	2,403,744
0.75%, 08/15/13	2,560,000	2,547,000
3.13%, 08/31/13	1,440,000	1,514,249
3.13%, 09/30/13	2,080,000	2,187,900
2.75%, 10/31/13	1,600,000	1,669,374
0.50%, 11/15/13	3,360,000	3,309,338
0.75%, 12/15/13	1,552,000	1,536,359
1.00%, 01/15/14	2,352,000	2,340,424
1.25%, 02/15/14	3,280,000	3,282,050
4.00%, 02/15/14	800,000	864,438
1.88%, 02/28/14	800,000	814,813

Total U.S. Government Securities
(Cost $79,558,390)		79,435,999

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Funds 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	183,510	183,510

Total Other Investment Company
(Cost $183,510)		183,510

End of Investments

At 3/31/11, the tax basis cost of the fund’s investments was $79,741,900 and the unrealized appreciation and depreciation were $4,450 and ($126,841), respectively, with a net unrealized depreciation ($122,391).

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$79,435,999	$—	$79,435,999
Other Investment Company(a)	183,510	—	—	183,510

Total	$183,510	$79,435,999	$—	$79,619,509

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59498MAR11 - 00

2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings  as of March 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	U.S. Government Securities	39,877,995	38,908,842
0.2%	Other Investment Company	92,815	92,815

99.2%	Total Investments	39,970,810	39,001,657
0.8%	Other Assets and Liabilities, Net		291,912

100.0%	Net Assets		39,293,569

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.0% of net assets

U.S. Treasury Obligations 99.0%

U.S. Treasury Bond
7.25%, 05/15/16	240,000	298,350
8.50%, 02/15/20	176,000	248,449
8.75%, 05/15/20	320,000	459,400
8.75%, 08/15/20	200,000	288,141

U.S. Treasury Notes
4.75%, 05/15/14	240,000	265,556
2.63%, 06/30/14	720,000	748,238
2.63%, 07/31/14	1,000,000	1,038,750
2.38%, 09/30/14	1,000,000	1,028,828
2.38%, 10/31/14	1,000,000	1,027,891
2.13%, 11/30/14	1,000,000	1,018,203
2.25%, 01/31/15	1,000,000	1,020,625
4.00%, 02/15/15	1,000,000	1,086,094
2.38%, 02/28/15	800,000	819,504
2.50%, 03/31/15	800,000	822,816
2.50%, 04/30/15	800,000	821,813
4.13%, 05/15/15	1,008,000	1,100,610
2.13%, 05/31/15	960,000	970,502
4.25%, 08/15/15	960,000	1,053,675
1.25%, 08/31/15	640,000	620,300
1.38%, 11/30/15	600,000	581,015
2.13%, 02/29/16	360,000	358,875
2.38%, 03/31/16	1,280,000	1,288,900
3.25%, 06/30/16	1,200,000	1,255,500
4.88%, 08/15/16	400,000	451,500
3.13%, 10/31/16	1,200,000	1,242,281
2.75%, 11/30/16	1,088,000	1,103,385
3.13%, 01/31/17	960,000	990,600
3.00%, 02/28/17	1,200,000	1,227,750
3.25%, 03/31/17	1,024,000	1,061,120
3.13%, 04/30/17	336,000	345,345
2.75%, 05/31/17	760,000	763,859
2.50%, 06/30/17	1,072,000	1,060,610
4.75%, 08/15/17	1,248,000	1,398,931
4.25%, 11/15/17	320,000	348,850
2.25%, 11/30/17	280,000	270,463
3.50%, 02/15/18	840,000	874,453
3.75%, 11/15/18	960,000	1,008,600
2.75%, 02/15/19	1,080,000	1,055,278
3.13%, 05/15/19	1,520,000	1,519,881
3.63%, 08/15/19	960,000	992,400
3.38%, 11/15/19	960,000	970,500
3.63%, 02/15/20	1,248,000	1,281,931
3.50%, 05/15/20	960,000	972,979
2.63%, 08/15/20	576,000	540,360
2.63%, 11/15/20	640,000	597,200
3.63%, 02/15/21	600,000	608,531

Total U.S. Government Securities
(Cost $39,877,995)		38,908,842

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	92,815	92,815

Total Other Investment Company
(Cost $92,815)		92,815

End of Investments

At 3/31/11, the tax basis cost of the fund’s investments was $39,970,810 and the unrealized appreciation and depreciation were $0 and ($969,153), respectively, with a net unrealized depreciation ($969,153).

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$38,908,842	$—	$38,908,842
Other Investment Company(a)	92,815	—	—	92,815

Total	$92,815	$38,908,842	$—	$39,001,657

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59500MAR11 - 00

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: May 23, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: May 23, 2011